Offerings	Jan. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,985,695
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 143,742,510.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,850.84
Offering Note	Includes the aggregate offering price of 1,776,250 additional shares that the underwriters have the option to purchase. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,555,555
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 99,999,990.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Includes the aggregate offering price of 1,776,250 additional shares that the underwriters have the option to purchase. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.